Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments
Fair Value	$ 1,336	$ 1,576
Change in unrealized gains (losses) on trading securities	(110)	146	$ 49
Domestic equity securities
Investments
Fair Value	632	752
Domestic debt securities
Investments
Fair Value	268	439
Foreign equity securities
Investments
Fair Value	218	319
Money market funds held in trading accounts
Investments
Fair Value	146	10
Collateralized loan obligation
Investments
Fair Value	28	29
High yield securities
Investments
Fair Value	19	21
Foreign debt securities
Investments
Fair Value	16
Term deposits
Investments
Fair Value	9
Other trading securities
Investments
Fair Value		6
Denominated in foreign currencies | Foreign equity securities
Investments
Fair Value	66	114
Denominated in Euros | Foreign equity securities
Investments
Fair Value	25	48
Denominated in Japanese Yen | Foreign equity securities
Investments
Fair Value	20	25
Denominated in British pounds | Foreign equity securities
Investments
Fair Value	9	20
Denominated in Swiss Franc | Foreign equity securities
Investments
Fair Value	3	6
Denominated in other foreign currencies | Foreign equity securities
Investments
Fair Value	9	15
Denominated in other foreign currencies | Money market funds
Investments
Fair Value	$ 10
Denominated in other foreign currencies | Money market funds | Maximum
Investments
Fair Value		$ 1